JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS - 96.9%(a)
Alabama - 0.0%(b)
Education - 0.0%(b)
Alabama Public School and College Authority
Series 2016-A, Rev., 4.00%, 6/1/2031	35	40

Alaska - 2.2%
Other Revenue - 2.2%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Series 2016, Rev., 5.00%, 9/1/2024	15	18
Rev., 5.25%, 9/1/2029	13,490	16,278

		16,296

Total Alaska		16,296

Arizona - 0.2%
General Obligation - 0.0%(b)
Pima County Unified School District No. 16 Catalina Foothills, School Improvement Projects
Series 2018-B, GO, 5.00%, 7/1/2028	10	12

Other Revenue - 0.2%
City of San Luis
Series A, Rev., AGM, 5.00%, 7/1/2025	50	60
County of Pima
Rev., 3.00%, 7/1/2023	5	6
Phoenix Civic Improvement Corp., Senior Lien
Series 2011C, Rev., 5.00%, 7/1/2024	1,000	1,058
Town of Queen Creek, Excise Tax
Series 2016, Rev., 4.00%, 8/1/2026	25	30
Rev., 5.00%, 8/1/2029	10	12

		1,166

Transportation - 0.0%(b)
Pima County Regional Transportation Authority
Series 2014, Rev., 5.00%, 6/1/2025	20	23

Utility - 0.0%(b)
Salt River Project Agricultural Improvement & Power District, Electric System
Series A, Rev., 5.00%, 1/1/2028	185	239

Total Arizona		1,440

Arkansas - 0.0%(b)
Other Revenue - 0.0%(b)
City of Springdale Public Facilities Board Hospital, Arkansas Children’s Northwest Project
Series 2016, Rev., 5.00%, 3/1/2030	10	12

California - 17.9%
Certificate of Participation/Lease - 0.0%(b)
Los Angeles Unified School District, Headquarters Building Projects
Series B, COP, 5.00%, 10/1/2031	80	88

Education - 0.6%
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	286
Rev., 5.00%, 10/1/2030	225	284
Rev., 5.00%, 10/1/2031	225	283
California State University, Systemwide
Series 2015A, Rev., 5.00%, 11/1/2024	3,000	3,598

		4,451

General Obligation - 5.2%
Briggs Elementary School District, Election of 2014
Series B, GO, 4.00%, 8/1/2030	5	6
Center Unified School District, Election of 1991
GO, NATL-RE, 0.00%, 8/1/2026	750	560
Lompoc Valley Medical Center
GO, 5.00%, 8/1/2024	15	18
Los Angeles Community College District, Election of 2008
Series G, GO, 4.00%, 8/1/2039	145	161
Los Angeles Unified School District
Series B, GO, 5.00%, 7/1/2026	10,010	12,568
Series C, GO, 5.00%, 7/1/2026	9,000	10,610
San Diego Unified School District, Election of 1998
Series F-1, GO, AGM, 5.25%, 7/1/2028	1,000	1,352
State Center Community College District
GO, 5.00%, 8/1/2024	1,000	1,106
State of California, Various Purpose
GO, 5.00%, 8/1/2030	10,370	12,358
Westminster School District
Series 2016, GO, 5.00%, 8/1/2030	5	6

		38,745

Hospital - 0.5%
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	1,000	1,165

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Municipal Finance Authority, Community Medical Centers
Series 2017A, Rev., 5.00%, 2/1/2031	1,750	2,153

		3,318

Other Revenue - 0.8%
Golden State Tobacco Securitization Corp., Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2034	4,950	5,875
Turlock Irrigation District, First Priority
Rev., 5.00%, 1/1/2022	10	11

		5,886

Prerefunded - 0.1%
City of Los Angeles, Department of Water and Power, Power System
Series A, Rev., 5.00%, 7/1/2030(c)	15	17
Contra Costa Community College District
GO, 5.00%, 8/1/2024(c)	1,000	1,064

		1,081

Transportation - 1.3%
California Infrastructure and Economic Development Bank, Bay Area Toll Bridges, First Lien
Rev., AGM, 5.00%, 7/1/2022(c)	340	376
Rev., FGIC, 5.00%, 7/1/2025(c)	2,315	2,845
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	395	485
Series A, Rev., 5.00%, 7/1/2026	225	276
San Francisco City and County, Airport Commission, San Francisco International Airport
Series 2019-A, Rev., AMT, 5.00%, 5/1/2034	25	32
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2029	2,285	2,919
Rev., 5.00%, 3/1/2030	2,000	2,542

		9,475

Utility - 8.8%
City of Los Angeles, Department of Water and Power, Power System
Series B, Rev., 5.00%, 7/1/2028	25,385	28,912
Series B, Rev., 5.00%, 7/1/2031	2,100	2,423
Series A, Rev., 5.00%, 7/1/2032	2,550	3,212
Series B, Rev., 5.00%, 7/1/2032	1,925	2,218
Series D, Rev., 5.00%, 7/1/2032	3,300	3,867
Series A, Rev., 5.00%, 7/1/2033	5,000	6,281
Series 2019-C, Rev., 5.00%, 7/1/2034	5	7
Series A, Rev., 5.00%, 7/1/2034	710	890
Long Beach Bond Finance Authority, Natural Gas
Series A, Rev., 5.25%, 11/15/2021	5,000	5,357
Los Angeles Department of Water & Power, Power System
Series B, Rev., 5.00%, 7/1/2029	8,580	10,903
Sacramento Municipal Utility District Financing Authority, Cosumnes Project
Rev., 5.00%, 7/1/2028	1,290	1,572

		65,642

Water & Sewer - 0.6%
City of Santa Rosa, Wastewater, Capital Appreciation
Series B, Rev., AGM-CR, AMBAC, 0.00%, 9/1/2023	4,750	4,569
South Placer Wastewater Authority
Rev., 5.00%, 11/1/2024	10	12

		4,581

Total California		133,267

Colorado - 1.3%
Certificate of Participation/Lease - 0.6%
City of Greeley
COP, 4.00%, 12/1/2034	10	12
Pueblo County School District No. 70
Series 2014, COP, 3.30%, 1/15/2027	15	15
State of Colorado, Building Excellent Schools Today
Series 2018M, COP, 5.00%, 3/15/2029	3,150	4,031

		4,058

General Obligation - 0.4%
Douglas County School District No. Re-1
GO, 5.25%, 12/15/2025	2,345	2,925

Hospital - 0.3%
Denver Health and Hospital Authority, Healthcare
Series 2019-A, Rev., 4.00%, 12/1/2038	1,250	1,427
Series 2019-A, Rev., 4.00%, 12/1/2039	1,000	1,139

		2,566

Total Colorado		9,549

Connecticut - 1.4%

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation - 1.2%
City of Greenwich
GO, 5.00%, 6/1/2020	200	201
State of Connecticut
Series E, GO, 5.00%, 8/15/2030	8,200	9,242
Town of Stafford
GO, 3.00%, 8/1/2026	10	10

		9,453

Water & Sewer - 0.2%
South Central Connecticut Regional Water Authority, Water System
Series A, Rev., NATL-RE, 5.25%, 8/1/2020	1,290	1,318

Total Connecticut		10,771

Delaware - 0.7%
General Obligation - 0.7%
County of New Castle
Series 2012B, GO, 5.00%, 7/15/2021	20	21
State of Delaware
Series 2018A, GO, 5.00%, 2/1/2028	2,355	3,078
Series 2018A, GO, 5.00%, 2/1/2029	1,370	1,784

		4,883

Total Delaware		4,883

District of Columbia - 2.3%
General Obligation - 0.3%
District of Columbia
Series 2017A, GO, 5.00%, 6/1/2029	290	369
Series 2017A, GO, 5.00%, 6/1/2030	400	505
Series 2017A, GO, 5.00%, 6/1/2031	600	754
Series 2017A, GO, 5.00%, 6/1/2032	665	833

		2,461

Other Revenue - 0.5%
District of Columbia
Series 2019-A, Rev., 5.00%, 3/1/2034	2,500	3,287

Water & Sewer - 1.5%
District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien
Series 2012C, Rev., 5.00%, 10/1/2025	5,000	5,537
Series 2012C, Rev., 5.00%, 10/1/2029	5,000	5,518

		11,055

Total District of Columbia		16,803

Florida - 6.1%
General Obligation - 4.6%
Florida State Board of Education, Public Education Capital Outlay
Series D, GO, 5.00%, 6/1/2025	32,375	34,141

Utility - 0.7%
JEA Electric System
Subseries-B, Rev., 5.00%, 10/1/2033	4,000	4,950

Water & Sewer - 0.8%
Broward County, Florida Water and Sewer Utility
Series 2015B, Rev., 5.00%, 10/1/2030	5,000	6,060

Total Florida		45,151

Georgia - 0.5%
General Obligation - 0.1%
Polk School District, Sales Tax
GO, 5.00%, 3/1/2024	175	204
GO, 5.00%, 3/1/2025	350	421
State of Georgia
Series 2015A, GO, 5.00%, 2/1/2025	130	156

		781

Water & Sewer - 0.4%
County of Fulton, Water & Sewerage
Rev., 5.00%, 1/1/2023	2,700	2,801
Henry County, Water & Sewerage Authority
Rev., 5.00%, 2/1/2029	125	134

		2,935

Total Georgia		3,716

Hawaii - 1.1%
General Obligation - 1.1%
State of Hawaii
Series FT, GO, 5.00%, 1/1/2026	4,000	4,941
Series FG, GO, 5.00%, 10/1/2028	2,500	3,124

		8,065

Total Hawaii		8,065

Illinois - 0.8%
General Obligation - 0.0%(b)
Du Page & Will Counties Community School District No. 204 Indian Prairie
Series A, GO, AGM-CR, FGIC, 6.25%, 12/30/2021	140	154

Other Revenue - 0.0%(b)
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2022	105	110

Transportation - 0.6%
Illinois State Toll Highway Authority
Series A, Rev., 5.00%, 12/1/2022	3,000	3,339
Regional Transportation Authority
Series A, Rev., NATL-RE, 6.00%, 7/1/2024	750	905

		4,244

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer - 0.2%
City of Chicago, 2nd Lien Waterworks Project
Rev., 5.00%, 11/1/2022	400	440
Rev., 5.00%, 11/1/2029	1,000	1,149

		1,589

Total Illinois		6,097

Indiana - 1.9%
Education - 0.0%(b)
Lake Ridge School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2028	125	139

Other Revenue - 0.5%
Fort Wayne Redevelopment Authority, Harrison Square Project
Rev., 5.00%, 2/1/2026	1,110	1,280
Indiana Finance Authority, State Revolving Fund Program
Series 2019-E, Rev., 5.00%, 2/1/2040	1,655	2,112

		3,392

Prerefunded - 0.7%
Indiana Finance Authority, State Revolving Fund Program
Series 2011A, Rev., 5.00%, 2/1/2026(c)	5,000	5,405

Utility - 0.6%
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,529

Water & Sewer - 0.1%
City of Evansville, Waterworks District
Series 2014B, Rev., 5.00%, 1/1/2023	375	403

Total Indiana		13,868

Iowa - 0.0%(b)
Other Revenue - 0.0%(b)
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2032	20	25

Louisiana - 0.7%
General Obligation - 0.0%(b)
Terrebonne Parish Recreation District No. 5
GO, 5.00%, 3/1/2027	20	25

Hospital - 0.0%(b)
St. Tammany Parish Hospital Service District No. 1
Series 2018-A, Rev., 5.00%, 7/1/2032	15	19

Other Revenue - 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project
Rev., 5.00%, 10/1/2032	3,000	3,466
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project
Rev., 5.00%, 10/1/2027	25	32

		3,498

Transportation - 0.0%(b)
State of Louisiana, State Highway Improvement
Series 2013-A, Rev., 5.00%, 6/15/2023	40	45

Utility - 0.2%
City of Alexandria, Utilities
Series 2013A, Rev., 5.00%, 5/1/2043	1,250	1,386
Lafayette Public Power Authority
Rev., 5.00%, 11/1/2025	15	18

		1,404

Total Louisiana		4,991

Maryland - 1.5%
General Obligation - 1.5%
Baltimore County, Consolidated Public Improvement
GO, 5.00%, 3/1/2032	7,090	9,092
County of Anne Arundel, Consolidated Water and Sewer
GO, 5.00%, 10/1/2029	1,450	1,865
County of Howard
Series 2019-B, GO, 5.00%, 8/15/2027	15	19
County of Montgomery
Series A, GO, 4.00%, 12/1/2033	5	6

		10,982

Total Maryland		10,982

Massachusetts - 6.2%
Education - 1.6%
Massachusetts School Building Authority, Senior Dedicated Sales Tax
Series B, Rev., 5.00%, 8/15/2030	7,420	8,171
University of Massachusetts Building Authority, Senior Lien
Rev., 5.00%, 11/1/2034	3,000	3,960

		12,131

General Obligation - 1.3%
Commonwealth of Massachusetts
Series C, GO, AGM, 5.50%, 12/1/2022	200	226
Commonwealth of Massachusetts, Consolidated Loan of 2014

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series C, GO, 4.00%, 7/1/2031	5,000	5,338
Commonwealth of Massachusetts, Consolidated Loan of 2018
Series B, GO, 5.00%, 1/1/2027	3,000	3,803

		9,367

Transportation - 2.0%
Massachusetts Bay Transportation Authority
Series A, Rev., 5.25%, 7/1/2027	10,000	13,048
Series 2006-A, Rev., 5.25%, 7/1/2031	1,500	2,107

		15,155

Water & Sewer - 1.3%
Massachusetts Clean Water Trust (The)
Series 20, Rev., 5.00%, 2/1/2036	8,280	9,808

Total Massachusetts		46,461

Michigan - 0.8%
Education - 0.3%
Eastern Michigan University, Board of Regents
Series 2017A, Rev., 5.00%, 3/1/2027	750	938
Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,219

		2,157

General Obligation - 0.3%
Avondale School District
GO, Q-SBLF, 5.00%, 11/1/2027	15	19
Hastings Area School System, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2020	50	50
Huron Valley School District
GO, Q-SBLF, 5.00%, 5/1/2024	2,000	2,099
Lakeview School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2028	10	12
Onekama Consolidated Schools
GO, AGM, 4.00%, 5/1/2025	15	17
Watervliet Public Schools, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2025	10	12
Wayne-Westland Community Schools
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	10	12

		2,221

Transportation - 0.2%
State of Michigan, Trunk Line Fund
Rev., 5.00%, 11/15/2028	1,240	1,328

Total Michigan		5,706

Minnesota - 1.8%
General Obligation - 0.4%
County of Hennepin
Series 2016B, GO, 5.00%, 12/1/2027	2,135	2,697

Other Revenue - 1.4%
State of Minnesota, General Fund Refunding Appropriation
Series 2012B, Rev., 5.00%, 3/1/2025	9,705	10,513

Total Minnesota		13,210

Missouri - 0.0%(b)
Utility - 0.0%(b)
City of Springfield, Public Utility
Rev., 5.00%, 8/1/2022	100	110

Montana - 0.0%(b)
General Obligation - 0.0%(b)
Silver Bow County School District No. 1
GO, 5.00%, 7/1/2029	5	7

Nebraska - 0.7%
Prerefunded - 0.7%
Omaha Public Power District, Electric System
Series A, Rev., 4.00%, 2/1/2032(c)	5,000	5,311

Nevada - 0.0%(b)
Other Revenue - 0.0%(b)
County of Clark, Nevada Improvement District No. 158 5.00%, 8/1/2034	10	13

New Jersey - 4.7%
Education - 2.9%
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2021	5,145	5,407
Series PP, Rev., 5.00%, 6/15/2029	5,000	5,664
Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,238
Series 2019-LLL, Rev., 5.00%, 6/15/2035	3,250	4,012
Series 2019-LLL, Rev., 5.00%, 6/15/2036	4,500	5,538

		21,859

General Obligation - 0.4%
County of Morris
GO, 3.00%, 2/1/2030	20	22
North Brunswick Township Board of Education
GO, 5.00%, 7/15/2022	850	865
Township of Woodbridge
GO, 5.00%, 7/15/2022	1,100	1,120

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, 5.00%, 7/15/2023	1,200	1,222

		3,229

Other Revenue - 0.5%
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2027	2,800	3,437

Transportation - 0.9%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,575
New Jersey Transportation Trust Fund Authority, Transportation Program
Series AA, Rev., 5.00%, 6/15/2036	2,500	2,741

		6,316

Water & Sewer - 0.0%(b)
Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation
Series B, Rev., AGM, 0.00%, 12/1/2020	195	194

Total New Jersey		35,035

New Mexico - 0.0%(b)
Other Revenue - 0.0%(b)
State of New Mexico Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2022	25	27

New York - 22.7%
Certificate of Participation/Lease - 0.1%
Rensselaer City School District
Series 2016, COP, AGM, 5.00%, 6/1/2028	400	489

Education - 1.1%
Monroe County IDA, School Facility, Modernization Project
Rev., 5.00%, 5/1/2030	2,100	2,675
New York State Dormitory Authority
Series 2018A, Rev., 5.00%, 10/1/2030	875	1,083
Series 2018A, Rev., 5.00%, 7/1/2038	3,500	4,437
Syracuse Industrial Development Agency, School District
Series 2019-A, Rev., 4.00%, 5/1/2034	10	12

		8,207

General Obligation - 1.6%
City of New York, Fiscal Year 2013
Series D, GO, 5.00%, 8/1/2028	6,085	6,813
Series F, Subseries F-1, GO, 5.00%, 3/1/2030	4,055	4,553
City of New York, Fiscal Year 2018
GO, 5.00%, 8/1/2030	20	25
City of Rome, Public Improvement
GO, 4.00%, 8/1/2020	5	5
Corning City School District
Series 2016, GO, 5.00%, 6/15/2021	15	16
County of St Lawrence
GO, AGM, 3.00%, 5/15/2034	10	10
County of Suffolk
Series B, GO, AGM, 4.00%, 10/15/2024	50	57
Series B, GO, AGM, 5.00%, 10/15/2026	25	31
East Moriches Union Free School District
GO, AGM, 3.13%, 7/1/2029	25	27
Island Park Union Free School District
Series 2019, GO, 4.00%, 7/15/2033	40	47
Village of Stewart Manor, Public Improvement
GO, 5.00%, 8/1/2026	20	25
GO, 4.00%, 8/1/2028	20	24
Wellsville Central School District
GO, AGM, 5.00%, 6/15/2023	20	23
West Genesee Central School District
Series 2013-A, GO, 3.00%, 6/15/2021	15	16

		11,672

Housing - 0.0%(b)
New York City Transitional Finance Authority Building Aid, Fiscal Year 2019
Subseries S-2A, Rev., 5.00%, 7/15/2032	40	51

Industrial Development Revenue/Pollution Control Revenue - 1.4%
New York Liberty Development Corp., World Trade Center Projects
Class 1, Rev., 5.00%, 9/15/2030	9,475	10,277

Other Revenue - 5.8%
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017
Series A, Rev., 5.00%, 2/15/2033	1,500	1,871
New York City Transitional Finance Authority, Future Tax Secured
Subseries F-1, Rev., 5.00%, 2/1/2031	10,000	11,184
New York Convention Center Development Corp., Subordinated Lien
Series 2016B, Rev., AGM-CR, 0.00%, 11/15/2052	10,000	3,939
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2028	3,000	3,495
Series 2017-A, Rev., 5.00%, 3/15/2028	5	6
Series 2014A, Rev., 5.00%, 3/15/2029	5,000	5,816

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014A, Rev., 5.00%, 3/15/2033	1,000	1,157
Series 2014A, Rev., 5.00%, 3/15/2034	4,225	4,885
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2029	7,500	8,897
Series A, Rev., 5.00%, 10/15/2031	1,890	2,231

		43,481

Prerefunded - 0.1%
Metropolitan Transportation Authority
Series 2011A, Rev., 5.00%, 11/15/2041(c)	925	995
New York State Thruway Authority, Second General Highway and Bridge Trust Fund
Series 2010-A, Rev., 5.00%, 4/1/2026(c)	15	15

		1,010

Special Tax - 6.4%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014C, Rev., 5.00%, 3/15/2031	7,250	8,422
Series 2019-A, Rev., 5.00%, 3/15/2032	3,780	4,938
Series 2014C, Rev., 5.00%, 3/15/2033	12,500	14,495
Series 2019-A, Rev., 5.00%, 3/15/2038	10,000	12,731
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2017C, Rev., 5.00%, 3/15/2027	5,475	6,977

		47,563

Transportation - 2.8%
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017
Series A, Rev., 5.00%, 2/15/2034	40	50
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2028	5,000	6,125
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2024	3,145	3,639
Series J, Rev., 5.00%, 1/1/2025	5	6
New York State Thruway Authority, Junior Lien
Series 2016-A, Rev., 5.00%, 1/1/2025	25	30
Port Authority of New York & New Jersey, Consolidated
Rev., 5.00%, 5/1/2035	2,000	2,020
Rev., 5.00%, 10/15/2041	6,500	7,796
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., 5.00%, 11/15/2031	1,250	1,389

		21,055

Utility - 1.3%
Long Island Power Authority
Series 2019-A, Rev., 3.00%, 9/1/2036	10	11
Utility Debt Securitization Authority
Series 2013TE, Rev., 5.00%, 12/15/2028	4,000	4,627
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,863

		9,501

Water & Sewer - 2.1%
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015
Series FF, Rev., 5.00%, 6/15/2031	3,000	3,617
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects - Second Resolution
Series 2017A, Rev., 5.00%, 6/15/2026	2,750	3,454
Series 2017A, Rev., 5.00%, 6/15/2027	3,500	4,508
Series 2017A, Rev., 5.00%, 6/15/2028	3,000	3,856

		15,435

Total New York		168,741

North Carolina - 0.3%
Other Revenue - 0.2%
City of Sanford, Enterprise System
Rev., 5.00%, 6/1/2030	425	558
Rev., 5.00%, 6/1/2031	570	744

		1,302

Transportation - 0.1%
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Rev., AGM, 5.00%, 1/1/2029	700	860

Total North Carolina		2,162

Ohio - 1.2%
General Obligation - 0.0%(b)
City of Washington Court House, Various Purpose
GO, 4.00%, 12/1/2020	15	15

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prerefunded - 0.7%
City of Columbus
Series 2013-1, GO, 5.00%, 7/1/2027(c)	4,750	5,411

Transportation - 0.2%
State of Ohio, Capital Facilities Lease Appropriation
Series 2018A, Rev., 5.00%, 4/1/2028	1,020	1,320

Water & Sewer - 0.3%
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2025	555	661
Rev., 5.00%, 11/15/2027	1,500	1,781

		2,442

Total Ohio		9,188

Oklahoma - 0.8%
Education - 0.2%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	276
Rev., 5.00%, 10/1/2023	180	205
Rev., 5.00%, 10/1/2025	500	606
Rev., 5.00%, 10/1/2026	500	621

		1,708

Transportation - 0.6%
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2011A, Rev., 5.00%, 1/1/2024	2,000	2,073
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,376

		4,449

Total Oklahoma		6,157

Oregon - 1.0%
General Obligation - 0.4%
County of Marion
GO, AMBAC, 5.50%, 6/1/2023	100	115
Linn & Benton Counties, School District No. 8J, Greater Albany
GO, 5.00%, 6/15/2030	500	632
GO, 5.00%, 6/15/2031	1,180	1,487
Washington Counties, Hillsboro School District No. 1J
GO, 5.00%, 6/15/2027	570	728

		2,962

Other Revenue - 0.3%
Oregon State Department of Administrative Services, Lottery
Series A, Rev., 5.00%, 4/1/2027	1,500	1,690

Transportation - 0.0%(b)
Tri-County Metropolitan Transportation District of Oregon
Series 2017-A, Rev., 5.00%, 10/1/2023	50	57
Water & Sewer - 0.3%
City of Portland, Second Lien Sewer System
Series B, Rev., 4.00%, 10/1/2036	2,180	2,395

Total Oregon		7,104

Pennsylvania - 1.3%
Education - 0.3%
County of Montgomery Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2043	2,000	2,245

General Obligation - 0.0%(b)
County of Lancaster
Series 2016-A, GO, 4.00%, 5/1/2026	15	17
Fairview School District
Series A, GO, 4.00%, 2/1/2028	10	11

		28

Hospital - 0.5%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2027	350	435
Rev., 5.00%, 11/1/2028	450	553
Rev., 5.00%, 11/1/2029	150	184
Rev., 5.00%, 11/1/2030	150	182
Sayre Health Care Facilities Authority, Guthrie Health Issue
Rev., (ICE LIBOR USD 3 Month + 0.78%, 15.00% Cap), 2.06%, 3/1/2020(d)	2,275	2,288

		3,642

Other Revenue - 0.5%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	500	578
Rev., 5.00%, 6/1/2025	630	751
Rev., 5.00%, 6/1/2026	380	464
Rev., 5.00%, 6/1/2027	500	623
Rev., 5.00%, 6/1/2028	880	1,118
Rev., 5.00%, 6/1/2029	380	480

		4,014

Total Pennsylvania		9,929

Rhode Island - 0.2%
Education - 0.1%
Rhode Island Health & Educational Building Corp., Brown University
Series A, Rev., 5.00%, 9/1/2025	655	697

General Obligation - 0.1%
State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, GO, 5.00%, 11/1/2024	1,000	1,151

Total Rhode Island		1,848

South Carolina - 0.2%
Certificate of Participation/Lease - 0.0%(b)
Spartanburg County Tourist Public Facilities Corp.
COP, 4.00%, 4/1/2028	10	11

Prerefunded - 0.2%
City of Columbia, Waterworks and Sewer System
Rev., 5.00%, 2/1/2026(c)	1,500	1,621

Water & Sewer - 0.0%(b)
City of Charleston, Waterworks & Sewer System
Rev., 5.00%, 1/1/2028	15	19

Total South Carolina		1,651

Tennessee - 1.4%
General Obligation - 0.2%
City of Maryville
Series 2017A, GO, 5.00%, 6/1/2026	1,245	1,550

Utility - 1.2%
Tennessee Energy Acquisition Corp., Gas Project
Rev., 4.00%, 11/1/2025(e)	8,000	9,063

Total Tennessee		10,613

Texas - 10.7%
Education - 0.8%
University of Texas System, Board of Regents, Financing System
Series 2014B, Rev., 5.00%, 8/15/2026	5,000	6,276

General Obligation - 5.3%
Bexar County Hospital District
GO, 4.00%, 2/15/2035	10	11
City of Austin, Public Improvement
Series 2019, GO, 5.00%, 9/1/2033	2,000	2,614
GO, 5.00%, 9/1/2036	3,075	3,977
City of Houston, Public Improvement
Series 2014A, GO, 5.00%, 3/1/2030	4,000	4,607
City of Lubbock
GO, 5.00%, 2/15/2025	3,150	3,658
City of San Antonio, General Improvement
GO, 5.00%, 8/1/2023	700	744
GO, 5.00%, 8/1/2024	3,500	3,716
GO, 5.00%, 8/1/2026	4,735	5,025
GO, 5.00%, 8/1/2027	2,735	2,901
County of El Paso
GO, 5.00%, 2/15/2032	1,490	1,842
Crandall Independent School District
Series 2012A, GO, PSF-GTD, 0.00%, 8/15/2025	1,150	1,004
Series 2012A, GO, PSF-GTD, 0.00%, 8/15/2026	2,140	1,809
Series 2012A, GO, PSF-GTD, 0.00%, 8/15/2027	2,145	1,754
Judson Independent School District, School Building
Series 2016, GO, PSF-GTD, 4.00%, 2/1/2041	4,000	4,455
San Jacinto College District
Series 2011, GO, 5.00%, 2/15/2040	710	737
Tyler Independent School District
GO, PSF-GTD, 5.00%, 2/15/2028	175	220

		39,074

Other Revenue - 0.3%
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2026	275	338
Rev., 5.00%, 2/1/2027	290	364
Rev., 5.00%, 2/1/2028	305	390
Rev., 5.00%, 2/1/2029	320	407
Rev., 5.00%, 2/1/2030	340	430
Rev., 5.00%, 2/1/2031	355	447

		2,376

Transportation - 2.0%
City of Houston, Airport System Subordinate Lien
Series 2011B, Rev., 5.00%, 7/1/2026	3,000	3,170
Grand Parkway Transportation Corp.
Series 2013B, Rev., 5.25%, 10/1/2051	7,660	8,673
North Texas Tollway Authority System, First Tier
Series 2017A, Rev., 5.00%, 1/1/2026	200	223
Series 2017A, Rev., 5.00%, 1/1/2027	550	672
Series 2017A, Rev., 5.00%, 1/1/2030	360	435
Series 2017A, Rev., 5.00%, 1/1/2035	600	733
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	150	167
Series 2017B, Rev., 5.00%, 1/1/2027	300	366
Series 2017B, Rev., 5.00%, 1/1/2030	400	480

		14,919

Utility - 0.5%
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2026	3,000	3,707

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer - 1.8%
City of Houston, Combined Utility System, Junior Lien
Series A, Rev., AGM, 5.75%, 12/1/2032(c)	5,550	8,392
City of San Antonio, Water System, Junior Lien
Series 2013E, Rev., 5.00%, 5/15/2024	1,250	1,415
Coastal Water Authority, City of Houston Projects
Rev., 5.00%, 12/15/2023	3,315	3,432

		13,239

Total Texas		79,591

Utah - 0.2%
Education - 0.1%
University of Utah (The)
Series 2019-A, Rev., 5.00%, 8/1/2035	500	652

Prerefunded - 0.0%(b)
Utah Infrastructure Agency Telecommunications and Franchise Tax
Rev., 4.00%, 10/15/2040(c)	250	292

Water & Sewer - 0.1%
Weber Basin Water Conservancy District
Series 2017B, Rev., 5.00%, 10/1/2030	250	317
Series 2017B, Rev., 5.00%, 10/1/2031	470	593

		910

Total Utah		1,854

Virginia - 1.9%
General Obligation - 0.7%
County of Arlington, Public Improvement
GO, 5.00%, 8/15/2031	4,000	5,242

Prerefunded - 0.0%(b)
City of Richmond, Public Improvement
Series 2010D, GO, 5.00%, 7/15/2026(c)	205	209

Transportation - 1.2%
Hampton Roads Transportation Accountability Commission, Senior Lien
Series 2018A, Rev., 5.00%, 7/1/2029	2,985	3,838
Virginia Commonwealth Transportation Board, Capital Projects
Series 2017A, Rev., 5.00%, 5/15/2033	3,955	5,001

		8,839

Total Virginia		14,290

Washington - 2.2%
General Obligation - 0.4%
Snohomish County School District No. 15 Edmonds
GO, 5.00%, 12/1/2033	1,100	1,272
State of Washington
Series R-2018C, GO, 5.00%, 8/1/2034	900	1,125
Yakima County, School District No. 7
GO, 5.50%, 12/1/2023	275	276

		2,673

Hospital - 0.9%
Washington Health Care Facilities Authority, Providence St. Joseph Health
Series 2018B, Rev., 5.00%, 10/1/2025	1,250	1,517
Series 2018B, Rev., 5.00%, 10/1/2026	1,500	1,864
Series 2018B, Rev., 5.00%, 10/1/2027	2,500	3,171

		6,552

Transportation - 0.7%
Port of Seattle, Intermediate Lien
Series 2015B, Rev., 5.00%, 3/1/2033	3,750	4,345
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,157

		5,502

Utility - 0.0%(b)
Energy Northwest
Rev., 5.00%, 7/1/2026	10	12

Water & Sewer - 0.2%
City of Seattle, Washington Drainage and Wastewater Improvement
Rev., 5.00%, 9/1/2026	1,325	1,435

Total Washington		16,174

TOTAL MUNICIPAL BONDS (Cost $665,178)		721,138

Total Investments - 96.9% (Cost $665,178)		721,138
Other Assets Less Liabilities - 3.1%		22,953

Net Assets - 100.0%		744,091

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2020.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2020.

Over-the-Counter (“OTC”) Inflation-linked swap contracts outstanding as of January 31, 2020 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	2.32% at termination	Receive	Bank of America NA	7/31/2024	USD 11,000	(435)
CPI-U at termination	2.33% at termination	Receive	NatWest Markets	8/9/2024	USD 71,000	(2,825)
CPI-U at termination	2.44% at termination	Receive	Barclays Bank plc	5/15/2024	USD 18,000	(1,711)
CPI-U at termination	2.48% at termination	Receive	Citibank, NA	9/2/2024	USD 15,000	(1,537)
CPI-U at termination	2.48% at termination	Receive	Deutsche Bank AG	2/21/2024	USD 40,000	(3,890)
CPI-U at termination	2.48% at termination	Receive	NatWest Markets	3/17/2024	USD 7,000	(685)

						(11,083)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Centrally Cleared Inflation-linked swap contracts outstanding as of January 31, 2020 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPI-U at termination	1.64% at termination	Receive	1/30/2025	USD 37,127	–	25	25
CPI-U at termination	1.70% at termination	Receive	11/25/2024	USD 28,822	3	17	20
CPI-U at termination	1.71% at termination	Receive	11/29/2024	USD 36,726		21	21
CPI-U at termination	1.71% at termination	Receive	12/4/2024	USD 19,175	–	9	9
CPI-U at termination	1.72% at termination	Receive	11/29/2024	USD 36,726	–	3	3
CPI-U at termination	1.86% at termination	Receive	11/19/2029	USD 43,760	122	(121)	1

					125	(46)	79

CPI-U at termination	1.72% at termination	Receive	12/6/2024	USD 29,287	–	(15)	(15)
CPI-U at termination	1.76% at termination	Receive	12/10/2024	USD 3,695	–	(10)	(10)
CPI-U at termination	1.80% at termination	Receive	1/13/2025	USD 66,984	17	(475)	(458)
CPI-U at termination	1.83% at termination	Receive	1/3/2025	USD 13,277	–	(105)	(105)
CPI-U at termination	1.84% at termination	Receive	1/7/2025	USD 7,434	–	(65)	(65)
CPI-U at termination	1.85% at termination	Receive	1/7/2025	USD 101,850	(2)	(934)	(936)
CPI-U at termination	1.92% at termination	Receive	11/15/2029	USD 34,585	–	(229)	(229)
CPI-U at termination	2.00% at termination	Receive	3/11/2025	USD 13,293	–	(198)	(198)
CPI-U at termination	2.25% at termination	Receive	10/26/2025	USD 3,000	–	(114)	(114)
CPI-U at termination	2.26% at termination	Receive	10/25/2025	USD 8,000	–	(307)	(307)

					15	(2,452)	(2,437)

					140	(2,498)	(2,358)

Summary of total swap contracts outstanding as of January 31, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)

Liabilities
OTC inflation linked swaps outstanding	–	(11,083)

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at January 31, 2020 was 2.58%

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$–	$721,138	$–	$721,138

Appreciation in Other Financial Instruments
Swaps(a)	$–	$75	$–	$75

Depreciation in Other Financial Instruments
Swaps(a)	$–	$(13,656)	$–	$(13,656)

(a) All portfolio holdings designated as level 2 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Derivatives — The Fund used derivative instruments including inflation – linked swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describes the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation – linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

C. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares(a)	$9,622	$46,156	$55,778	$—	$—	$—	—	$21	$—

(a) Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.